BORROWINGS AND FINANCING (Tables)	12 Months Ended
Dec. 31, 2021
The balances of loans, financing and debentures that are recorded at amortized cost are as follows:

The balances of loans, financing and debentures that are recorded at amortized cost are as follows:

				Consolidated
	Current Liabilities		Noncurrent Liabilities
	12/31/2021	12/31/2020	12/31/2021	12/31/2020

Foreign Debt
Floating Rates:
Prepayment	1,626,521	1,119,558	3,875,713	3,457,105
Fixed Rates:
Bonds, Perpetual bonds, Facility, CCE and ACC	678,239	426,676	15,380,392	19,898,213
Facility	550,460	326,970	79,013	143,503
	2,855,220	1,873,204	19,335,118	23,498,821

Debt agreements in Brazil
Floating Rate Securities in R$:
BNDES/FINAME, Debentures, NCE and CCB	2,677,516	2,282,279	7,886,796	7,716,307
	2,677,516	2,282,279	7,886,796	7,716,307
Total Borrowings and Financing	5,532,736	4,155,483	27,221,914	31,215,128
Transaction Costs and Issue Premiums	(45,877)	(29,030)	(201,251)	(70,928)
Total Borrowings and Financing + Transaction cost	5,486,859	4,126,453	27,020,663	31,144,200

The following table shows amortization and funding during the year:

The following table shows amortization and funding during the year:

		Consolidated
	12/31/2021	12/31/2020
Opening balance	35,270,653	27,967,036
New debts	12,915,332	8,116,247
Repayment	(17,639,178)	(6,448,658)
Payments of charges	(2,137,782)	(1,922,130)
Accrued charges (note 29)	2,140,961	2,002,052
Acquisition of Elizabeth	372,123
Others (1)	1,585,413	5,556,106
Closing balance	32,507,522	35,270,653

1.	Including unrealized exchange and monetary variations and funding cost.

Schedule of financial assets group captures and amortized loans

In 2021, the Company entered into new debt agreements and amortized borrowings as shown below:

·      Funding and Amortization

			Consolidated
			12/31/2021
Nature	New debts	Repayment	Interest payment
Prepayment (1)	2,613,925	(2,186,191)	(143,237)
Bonds, Perpetual bonds, ACC, CCE and Facility (2)	5,850,504	(11,083,220)	(1,550,747)
BNDES/FINAME, Debentures, NCE and CCB (3)	4,450,903	(4,369,767)	(443,798)
	12,915,332	(17,639,178)	(2,137,782)

(1)	During the first quarter of 2021, the Company amortized debts initially scheduled for October 2021 and January 2022 in the amount of US$329 million, equivalent to R$1.9 billion. In June 2021, the Company raised Prepayments through its subsidiary CSN Mineração in the total amount of US$350 million, equivalent to R$1.9 billion. In addition, the CSN Mineração raised an additional US$86 million (equivalent to R$467 million) with other financial institutions over the year 2021.

(2)	In the second quarter of 2021 the Company issued debt securities in the foreign market ("Notes"), in the amount of US$850 million, equivalent to R$4.3 billion, through its subsidiary CSN Resources, maturing in 2031. Additionally, it used part of the funds in the amount of US$421 million in the "Tender Offer" of Notes issued by CSN Resources S.A. maturing in 2023. All Notes mentioned above are unconditionally and irrevocably guaranteed by the Company.

In the third quarter, the Company anticipated amortization of Perpetual Bonds in the amount of $1.0 billion from its subsidiary Island XII.

(3)	In the first quarter of 2021 The Company repurchased 450,000 debentures in the amount of R$391 million anticipating maturities scheduled from March 2021 to December 2023.

In July 2021, the subsidiary CSN Mineração approved its first issue of simple debentures, not convertible into shares, of the chirography type, in two (2) series, in the total amount of R$1.0 billion, with market interest and updated by IPCA. The maturity of the Debentures will be 10 years (2031) for the first series and 15 years (2036) for the second series with semi-annual interest payments. For this operation, the Company contracted an interest rate swap.

In the fourth quarter of 2021, the Company carried out its 11th issue of debentures in the amount of R$1.5 billion with maturities in 2027 and 2028. Additionally, it contracted a borrowing (NCE) with Banco do Brasil in the amount of R$1.8 billion with maturities in 2025 and 2026, using the funds raised to pay off borrowing (NCE) in the amount of R$1.8 billion with maturities in 2023 and 2024.

The following table shows the average interest rate:

The following table shows the average interest rate:

		Consolidated
		12/31/2021
	Average interest rate (i)	Total debt
US$	5.35%	21,560,865
EUR	1.47%	629,473
R$	10.75%	10,564,312
		32,754,650

(i)	To determine the average interest rate on debt contracts with floating rates, the Company used the rates applied on December 31, 2021.

Schedule of financial assets maturities of borrowings, financing and debentures

14.b)	Maturities of loans, financing and debentures presented in current and non-current liabilities

			Consolidated
			12/31/2021
	Borrowings and financing in foreign currency	Borrowings and financing in national currency	Total
2022	2,855,220	2,677,516	5,532,736
2023	1,596,549	2,250,571	3,847,120
2024	462,792	983,918	1,446,710
2025	291,079	716,451	1,007,530
2026	3,717,059	872,802	4,589,861
2027	195,318	852,365	1,047,683
After 2027	13,072,321	2,210,689	15,283,010
	22,190,338	10,564,312	32,754,650